DISPOSAL OF SUBSIDIARY (Details Narrative) - Subsequent Event [Member] - Former Director [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Non controlling amount	$ 109,153
Loss on disposal	$ (55,694)
Non-controlling interest	49.00%